Hartford Leaders Series I/IR
Hartford Leaders Solution Series I/IR
File No. 333-76419

Hartford Leaders Access Series I/IR
File No. 333-76425

Hartford Leader Edge Series I/IR
File No. 333-76423

Hartford Leaders Plus Series I/IR
Hartford Leaders Solution Series I/IR
File No. 333-91921

Hartford Leaders Outlook Series I/IR
Hartford Leaders Elite Outlook Series I/IR
Hartford Leaders Solution Outlook Series I/IR
File No. 333-40410

Separate Account Seven
Hartford Life and Annuity Insurance Company

Supplement Dated May 3, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated May 3, 2007 to Your Prospectus

The fund information for the Franklin Global Real Estate Fund in the table under the section entitled “The Funds” is deleted and replaced with the following:

Funding Option	Investment Objective	Investment Adviser/Sub-adviser
Franklin Global Real Estate Securities Fund - Class 2††	Capital appreciation with current income as a secondary goal	Franklin Advisory Services, LLC

††            Closed to Contracts issues on or after May 2, 2002.  Formerly Franklin Real Estate Fund – Class 2

This supplement should be retained with the prospectus for future reference.

HV-6110